Trade Accounts Receivable, Net	6 Months Ended
Jun. 30, 2019
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Trade Accounts Receivable, Net

Note 7. Trade Accounts Receivable, Net

As of June 30, 2019 and December 31, 2018, Company’s trade accounts receivables, net are as follows:

	June 30, 2019		December 31, 2018
Trade accounts receivables	Ps.	28,890	Ps.	30,278
Allowance for expected credit losses		(2,668)		(2,114)

	Ps.	26,222	Ps.	28,164